Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 2,147	€ 1,999
Additions	472	239
Subsequent expenditure capitalized	3	10
Transfers from other headings		1
Disposals	(209)	(202)
Fair value gains / (losses)	261	193
Net exchange differences	27	(89)
Other	(1)	(4)
Ending balance	€ 2,700	€ 2,147